Contingent assets and liabilities - Text details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2012	Dec. 05, 2012
Contingent liabilities [Line items]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	(11)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	€ 17	€ 28
Cathode Ray Tubes (CRT) [Member]
Contingent liabilities [Line items]
Fine imposed				€ 313
Company and LG Electronics Inc [Member]
Contingent liabilities [Line items]
Fine imposed				€ 392
Legal proceedings [Member] | Company and LG Electronics Inc [Member]
Contingent liabilities [Line items]
Fine payable recognized			€ 509